Subsequent Events (Details)		12 Months Ended
	Apr. 06, 2017	Dec. 31, 2016	Mar. 06, 2017
Subsequent Events (Textual)
Percentage of revenues from PICC		26.50%
Percentage of receivable due from susidiaries		16.80%
Subsequent Events [Member]
Subsequent Events (Textual)
Percentage of annual cash dividend to shareholders			30.00%
Share purchase agreement, description	On April 6, 2017, the Company announced that it entered into a share purchase agreement with Fosun Industrial Holdings Limited ("Fosun"), a wholly owned subsidiary of Fosun International Limited (00656.HK) for a private placement of 66,000,000 ordinary shares (equivalent to 3,300,000 ADS) of the Company, at purchase price of US$0.44185 per ordinary share equivalent to US$8.837 per ADS), for a total investment of US$29,162.1. The purchase price represents the average closing price of the past 20 trading days prior to the signing of the share purchase agreement between Fosun and the Company on March 29, 2017. Fosun holds 5.3% of the equity interests in the Company post-closing and its purchased shares are subject to a contractual one-year lock-up.